Non-Controlling Interest (Tables)	12 Months Ended
Mar. 31, 2021
Non Controlling Interest [Abstract]
Schedule of non-controlling interest

(In thousands)	PGL	SalvaRx	iOx	Saugatuck	Total

Balance as of April 1, 2019	$(31)	$2,451	$46,376	$87	$48,883
Fair value:
Stock-based compensation expense	–	–	2,143	–	2,143
Net loss attributable to non-controlling interest	(50)	–	(1,807)	(59)	(1,916)
Non-controlling interest as of March 31, 2020	(81)	2,451	46,712	28	49,110
Stock-based compensation expense	–	–	850	–	850
Exchange of SalvaRx warrants for PBI warrants in SalvaRx Notes settlement	–	(2,451)	–	–	(2,451)
Net income (loss) attributable to non-controlling interest	81	–	(1,389)	(48)	(1,356)
Non-controlling interest as of March 31, 2021	$–	$–	$46,173	$(20)	$46,153